Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000248869 | EQT8726979
Holdings [Line Items]
Percent of Total Investments	5.80%
C000248869 | Uber Technologies8727022
Holdings [Line Items]
Percent of Total Investments	5.20%
C000248869 | Crowdstrike Holdings8726967
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248869 | Deere8726976
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248869 | Goldman Sachs Group8726985
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248869 | Carnival8726959
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248869 | Take-Two Interactive Software8727016
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248869 | International Business Machines8726991
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248869 | Natera8727007
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248869 | Abbott Laboratories8726950
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248869 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248869 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000248869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000248869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000248869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000248869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000248869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000233882 | Rocket Lab8726983
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233882 | Robinhood Markets8726980
Holdings [Line Items]
Percent of Total Investments	4.10%
C000233882 | Costco Wholesale8726926
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233882 | Sprott Physical Gold Trust8727004
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233882 | Cencora8726911
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233882 | Berkshire Hathaway8726908
Holdings [Line Items]
Percent of Total Investments	3.60%
C000233882 | Entergy8726935
Holdings [Line Items]
Percent of Total Investments	3.50%
C000233882 | Quanta Services8726975
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233882 | Meta Platforms8726947
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233882 | Cheniere Energy8726914
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233882 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233882 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000233882 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000233882 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000233882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000233882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000233882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000233882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000233882 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233881 | Coinbase Global8726648
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233881 | HD Hyundai Electric8726884
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Leidos Holdings8726731
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Axon Enterprise8726627
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Textron8726806
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Huntington Ingalls Industries8726708
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | General Dynamics8726688
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | VeriSign8726812
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | DaVita8726653
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | First Solar8726679
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233881 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233881 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233881 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233881 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000233881 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000233881 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.30%